Note 13 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Cayman Islands	$(19,183)	$(18,943)	$(22,116)
Foreign	2,728	5,070	4,015

	$(16,455)	$(13,873)	$(18,101)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Current	$2,651	$1,106	$951
Deferred	1,989	78	41

Income tax expense	$4,640	$1,184	$992

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	675	989	808
Changes in deferred income tax assets	1,976	(72)	(474)
Adjustments to prior years’ taxes	20	23	20
Changes in valuation allowances for deferred income tax assets	13	150	515
Withholding taxes on repatriation of subsidiary profits	1,757	-	-
Other	199	94	123

	$4,640	$1,184	$992

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2015	2014
Deferred income tax assets
Research and development credits	$5,933	$5,858
Net operating loss carryforwards	195	101
Depreciation and amortization	277	293
Accrued vacation and other expenses	56	98
	6,461	6,350
Valuation allowance	(6,232)	(6,219)

Total net deferred income tax assets	$229	$131

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$2,188	$-
Unrealized foreign exchanges	18	109
Unrealized capital allowance	-	10

	$2,206	$119